Stock-based Compensation - Plan Description (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2018	Jan. 01, 2022
Stock options
Stock-based compensation
Option expiration period	10 years	10 years
Award vesting period	4 years	4 years
2003 Stock Incentive Plan, as amended and restated
Stock-based compensation
Number of additional shares authorized			26
Number of shares authorized for plan as a percentage of stock outstanding		15.00%
Shares authorized		61,359		82,142
Shares available for grant		30,215
2003 Stock Incentive Plan, as amended and restated | Minimum
Stock-based compensation
Purchase price of common stock (as a percent)		100.00%
2003 Stock Incentive Plan, as amended and restated | Principal (10 percent) owner | Minimum
Stock-based compensation
Purchase price of common stock (as a percent)		110.00%
2003 Stock Incentive Plan, as amended and restated | Stock options
Stock-based compensation
Award vesting period		4 years
2003 Stock Incentive Plan, as amended and restated | Stock options | Maximum
Stock-based compensation
Option expiration period		10 years